Supplement dated March 7, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Risk Allocation Fund	10/1/2013
Effective on or about March 17, 2014, the following changes are made to the Fund’s prospectus:
Information under the caption “Investment Objective” in the "Summary of the Fund" section and the first sentence of "More Information About the Fund - Investment Objective" section is hereby superseded and replaced with the following:
Columbia Risk Allocation Fund (the Fund) pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund pursues its investment objective by allocating its investment risks across multiple asset class categories that may respond differently to various economic and market environments. Columbia Management Investment Advisers, LLC (the Investment Manager) employs a proprietary risk allocation process with the goal of generating attractive long-term risk-adjusted returns while attempting to respond to shorter term changes in market volatility and to enhance risk-adjusted returns by exploiting tactical opportunities that may exist within and across asset classes. Based on its allocation process, the Investment Manager invests the Fund's assets so that portfolio risk (measured by the Investment Manager's expectations regarding the volatility of each asset class) is allocated to equity assets, fixed income assets and inflation-hedging assets in a manner intended to generate attractive long-term risk-adjusted returns. (“Inflation-hedging” assets may include, but are not limited to, direct or indirect investments in commodity-related investments, including certain types of commodities-linked derivatives, and U.S. and non-U.S. inflation-linked bonds.) Generally, the Investment Manager will allocate a similar amount of risk to each of these asset class categories based on the Investment Manager’s expectations regarding the volatility associated with each asset class category and the expected risk-adjusted returns of these asset class categories. However, the Investment Manager may make tactical adjustments to the allocations within and among these asset class categories in an effort to increase expected returns and/or reduce expected risk.
The Investment Manager may use a variety of security and instrument types to gain exposure to the general asset class categories of equity assets, fixed income assets and inflation-hedging assets, including, but not limited to: common stocks, preferred stocks, convertible securities, corporate bonds, futures (including bond, currency, equity, index and interest rate futures), currency forwards, options, structured securities (including asset-backed securities, mortgage-backed securities, to-be-announced securities and collateralized loan obligations), dollar rolls, swaps (including credit default, credit default swap index, interest rate and total return swaps), exchange-traded funds (ETFs) (including both leveraged and inverse ETFs), exchange-traded notes (including both leveraged and inverse notes), commodity-linked, equity-linked and index-linked notes, sovereign debt obligations (including emerging market sovereign debt obligations), repurchase agreements, reverse repurchase agreements, commodity-related investments, inflation-linked bonds, U.S. Treasury bonds, currencies, closed-end funds, real estate investment trusts, and cash and cash equivalents. The Investment Manager will determine, in its discretion, the categorization of any investment (or portions thereof) within one or more of the three general asset categories. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality, including investments that are rated below investment-grade (commonly referred to as “high yield securities” or “junk bonds”) or, if unrated, deemed to be of comparable quality. The Fund may invest without limitation in both developed and emerging market countries. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund's assets). The Fund may utilize significant amounts of leverage within certain asset classes in order to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework.
The Fund may also take short positions, for hedging or investment purposes, or in certain market conditions have no market positions (i.e., the Fund may hold only cash and cash equivalents) as determined by the Investment Manager.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.
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The Fund may invest in the securities and instruments described herein directly or indirectly through investments in other mutual funds and ETFs managed by the Investment Manager or its affiliates (such affiliated funds collectively, the Underlying Funds). In particular, the Fund currently expects to invest significantly in Columbia Commodity Strategy Fund, Columbia Global Inflation-Linked Bond Plus Fund and Columbia Real Estate Equity Fund but may also invest significantly in other Underlying Funds. Depending on current and expected market and economic conditions, the Fund may invest all of its assets in Underlying Funds.
The Investment Manager has considerable flexibility in the construction of the portfolio and may change the asset class mix frequently, including from day to day.
The Investment Manager employs proprietary quantitative and fundamental methods to choose investments, estimate portfolio risk, allocate portfolio risk, estimate expected returns and/or categorize investments among the general asset categories.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
The following is added to “Principal Risks” in the “Summary of the Fund” and “More Information About the Fund” sections:
Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
The portfolio manager table under "Fund Management" in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Managing Director and Head of Global Asset Allocation	Lead manager	February 2013
Orhan Imer, Ph.D., CFA	Portfolio Manager	Co-manager	March 2014
Toby Nangle	Portfolio Manager	Co-manager	March 2014
Beth Vanney, CFA	Portfolio Manager	Co-manager	2012
The information under the caption "Principal Investment Strategies" in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund pursues its investment objective by allocating its investment risks across multiple asset class categories that may respond differently to various economic and market environments. Columbia Management Investment Advisers, LLC (the Investment Manager) employs a proprietary risk allocation process with the goal of generating attractive long-term risk-adjusted returns while attempting to respond to shorter term changes in market volatility and to enhance risk-adjusted returns by exploiting tactical opportunities that may exist within and across asset classes. Based on its allocation process, the Investment Manager invests the Fund's assets so that portfolio risk (measured by the Investment Manager's expectations regarding the volatility of each asset class) is allocated to equity assets, fixed income assets and inflation-hedging assets in a manner intended to generate attractive long-term risk-adjusted returns. (“Inflation-hedging” assets may include, but are not limited to, direct or indirect investments in commodity-related investments, including certain types of commodities-linked derivatives, and U.S. and non-U.S. inflation-linked bonds.) Generally, the Investment Manager will allocate a similar amount of risk to each of these asset class categories based on the Investment Manager’s expectations regarding the volatility associated with each asset class category and the expected risk-adjusted returns of these asset class categories. However, the Investment Manager may make tactical adjustments to the allocations within and among these asset class categories in an effort to increase expected returns and/or reduce expected risk.
The Investment Manager may use a variety of security and instrument types to gain exposure to the general asset class categories of equity assets, fixed income assets and inflation-hedging assets, including, but not limited to: common stocks, preferred stocks, convertible securities, corporate bonds, futures (including bond, currency, equity, index and interest rate futures), currency forwards, options, structured securities (including asset-backed securities, mortgage-backed securities, to-be-announced securities and collateralized loan obligations), dollar rolls, swaps (including credit default, credit default swap index, interest rate and total return swaps), exchange-traded funds (ETFs) (including both leveraged and inverse ETFs), exchange-traded notes (including both leveraged and inverse notes), commodity-linked, equity-linked and index-linked notes, sovereign debt obligations (including emerging market sovereign debt obligations), repurchase agreements, reverse repurchase agreements, commodity-related investments, inflation-linked bonds, U.S. Treasury bonds, currencies, closed-end funds, real estate investment trusts, and cash and cash equivalents. The Investment Manager will determine, in its discretion, the categorization of any investment (or portions thereof) within one or more of the three general asset categories. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality,

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including investments that are rated below investment-grade (commonly referred to as “high yield securities” or “junk bonds”) or, if unrated, deemed to be of comparable quality. The Fund may invest without limitation in both developed and emerging market countries. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund's assets). The Fund may utilize significant amounts of leverage within certain asset classes in order to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework.
The Fund may also take short positions, for hedging or investment purposes, or in certain market conditions have no market positions (i.e., the Fund may hold only cash and cash equivalents) as determined by the Investment Manager.
When the Fund takes a short position, it typically sells a currency, security or other asset that it has borrowed in anticipation of a decline in the price of the asset. To close out a short position, the Fund buys back the same security or other asset in the market and returns it to the lender. If the price of the security or other asset falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.
The Fund may invest in the securities and instruments described herein directly or indirectly through investments in other mutual funds and ETFs managed by the Investment Manager or its affiliates (such affiliated funds collectively, the Underlying Funds). In particular, the Fund currently expects to invest significantly in Columbia Commodity Strategy Fund, Columbia Global Inflation-Linked Bond Plus Fund and Columbia Real Estate Equity Fund but may also invest significantly in other Underlying Funds. Depending on current and expected market and economic conditions, the Fund may invest all of its assets in Underlying Funds.
The Investment Manager has considerable flexibility in the construction of the portfolio and may change the asset class mix frequently, including from day to day.
The Investment Manager employs proprietary quantitative and fundamental methods to choose investments, estimate portfolio risk, allocate portfolio risk, estimate expected returns and/or categorize investments among the general asset categories.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
The following information is hereby added as the fourth paragraph under the caption “The Investment Manager” in the “More Information About the Fund – Primary Service Providers” section:
The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.
The table and biographical information under the caption "Portfolio Managers" in the "More Information About the Fund - Primary Service Providers" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Managing Director and Head of Global Asset Allocation	Lead manager	February 2013
Orhan Imer, Ph.D., CFA	Portfolio Manager	Co-manager	March 2014
Toby Nangle	Portfolio Manager	Co-manager	March 2014
Beth Vanney, CFA	Portfolio Manager	Co-manager	2012
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.

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Dr. Imer joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2009. From 2007 to 2009, Dr. Imer was a senior quantitative strategist for the Investment Strategies Group at Bank of America/Merrill Lynch. Prior to joining Bank of America, Dr. Imer was a senior financial engineer at Algorithmics Inc. and a researcher at General Electric's Global Research Center. Dr. Imer began his investment career in 2005 and earned a Ph.D. from the University of Illinois at Urbana-Champaign.
Mr. Nangle joined Threadneedle as Head of Multi-Asset in 2012. Prior to joining Threadneedle, Mr. Nangle worked at Baring Asset Management, initially in the fixed income team and subsequently as Director of the Multi-Asset Group. Mr. Nangle began his investment career in 1997 and earned a M.A. (Hons) in history, and a MPhil in international relations from Sidney Sussex College, University of Cambridge.
Ms. Vanney joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1999. Ms. Vanney began her investment career in 1990 and earned a B.S. from the University of Minnesota.
Appendix A is modified by deleting references to Columbia Absolute Return Enhanced Multi-Strategy Fund and Columbia Emerging Markets Fund and adding the underlying funds below:
Columbia Global Inflation-Linked Bond Plus Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-linked debt securities. Inflation-linked debt securities are fixed-income securities that are structured to provide protection against inflation. These securities include bonds and other debt securities whose principal and/or interest payments are adjusted for inflation. The Fund may also invest in other debt instruments, including asset-backed and mortgage-backed securities, which may be of any maturity and may be issued by developed, developing or emerging markets issuers, including the U.S. Government, non-U.S. governments, quasi-governmental organizations, agencies, instrumentalities, supranational entities and companies. The Fund’s investments may include money market instruments and shares of an affiliated money market fund. The Fund may make these investments for their income-producing potential and they may also be designated by the Fund, as necessary, to serve as collateral with respect to the Fund’s investments in derivatives. The Fund generally invests at least 80% of its assets in debt securities rated in at least one of the three highest rating categories or, if unrated, determined to be of comparable quality. The Fund may invest up to 20% of its assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). The Fund’s dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.
The Fund may also invest in reverse repurchase agreements and derivative instruments, including forward foreign currency contracts, futures (including bond futures), options on futures, and swaps (including index swaps, rate swaps, total return swaps, and TIPS asset swaps), in an effort to produce incremental earnings, to hedge existing positions, to increase market, interest rate or credit exposure, to increase investment flexibility (including by using the derivative as a substitute for the purchase or sale of the underlying security, currency or other instrument), and/or to change the effective duration of its portfolio. The Fund expects to utilize leverage, created through investments in reverse repurchase agreements and inflation rate swaps, as part of its investment strategies. Leverage has the effect of increasing the Fund’s volatility.
Under normal circumstances, the Fund invests at least 40% of its net assets in debt obligations of non-U.S. government, quasi-governmental organizations, agencies, instrumentalities and supranational entities, as well as companies that maintain their principal place of business outside the U.S.; have been formed under the laws of non-U.S. countries; trade their securities in a market located outside the U.S.; or conduct a substantial amount of business outside the U.S. The Fund considers an issuer to conduct a substantial amount of business outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. There is no limitation on the maturities of the instruments the Fund will invest in.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Columbia Real Estate Equity Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).

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Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs. Equity securities include, among other things, common stocks, preferred stocks and securities convertible into common and preferred stocks. A company is “principally engaged” in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund may invest in equity REITs, mortgage REITs and hybrid REITs.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.
Appendix B is modified by deleting Allocation Risk, Convertible Securities Risk, Derivatives Risk/Forward Interest Rate Agreements Risk, Exchange-Traded Fund (ETF) Risk, Frequent Trading Risk, Growth Securities Risk, Highly Leveraged Transactions Risk, Quantitative Model Risk, Small Company Securities Risk, Special Situations Risk and Value Securities Risk and adding the following risks:
Derivatives Risk/Inflation Rate Swaps Risk. An inflation rate swap is a derivative instrument used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation rate swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). Investments in inflation rate swaps subject the Fund (and, therefore, shareholders) to risks, including hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset), counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), and inflation risk (the risk that inflation rates may change drastically as a result of unexpected shifts in the global economy), each of which may result in significant and unanticipated losses to the Fund.
Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.
Derivatives Risk/Total Return Swaps Risk. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.
Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Real Estate-related Investment Risk. Investment in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other risks, risks similar to those of direct investments in real estate and the real estate industry in general, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, by changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

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Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.
Shareholders should retain this Supplement for future reference.

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